SUBSEQUENT EVENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

As described in Note 7, the Company entered into a Business Combination Agreement on July 19, 2021 and entered into a Business Combination Agreement Amendment on November 8, 2021. In connection, and concurrently, with the execution of the Business Combination Agreement Amendment, Capstar, Capstar Sponsor Group LLC (the “Sponsor”), certain affiliates of the Sponsor and Gelesis entered into an amendment to that certain Sponsor Letter Agreement, dated July 19, 2021.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 3, 2021, the Sponsor committed to provide the Company an aggregate of $1,500,000 in loans for working capital purposes on an as needed basis. Such loans will be evidenced by a promissory note when issued.

On July 19, 2021, we entered into a Business Combination Agreement with CPSR Gelesis Merger Sub, Inc. (“Merger Sub”) and Gelesis, Inc. (“Gelesis”) which was amended on November 8, 2021.  The Business Combination Agreement and the transactions contemplated thereby were approved by the board of directors of each of CPSR and Gelesis.  The Business Combination Agreement provides for, among other things, that Merger Sub will merge with and into Gelesis, with Gelesis as the surviving company in the merger and, after giving effect to such merger, Gelesis shall be our wholly-owned subsidiary (the time that the business combination becomes effective being referred to as the “Effective Time”). In addition, we will be renamed Gelesis Holdings, Inc.   In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) each share of Gelesis outstanding as of immediately prior to the Effective Time will be exchanged for shares in the post-combination company (“CPSR Shares”) based on an implied Gelesis equity value of $675,000,000, (ii) all vested and unvested stock options of Gelesis will be assumed by us and thereafter be settled or exercisable for CPSR Shares, as applicable, determined based on the same implied Gelesis equity value described in clause (i); (iii) each warrant of Gelesis will be canceled in exchange for a warrant to purchase our shares of determined based on the same implied Gelesis equity value described in clause (i); and (iv) each share of CPSR Class A common stock and each share of CPSR Class B common stock that is issued and outstanding immediately prior to the Effective Time shall become one CPSR Share following the consummation of the Business Combination. In addition, each holder of shares of Gelesis common stock, options and warrants will receive its pro rata portion of 23,483,250 restricted earn out CPSR Shares, which will vest (in part) in equal thirds if the trading price of CPSR Shares is greater than or equal to $12.50, $15.00 and $17.50, respectively, for any 20 trading days within any 30-trading day period on or prior to the date that is five years following the Effective Time (the “Earn Out Period”) and will also vest in connection with any change of control transaction with respect to us if the applicable thresholds are met in such change of control transaction during the Earn Out Period. The amendment to the Business Combination Agreement extended the Termination Date (as defined in the Business Combination Agreement) from January 18, 2022 to January 31, 2022.  Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with each of the PIPE Investors (as defined in the Business Combination Agreement), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, an aggregate of 9,000,000 shares of Class A Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $90 million, subject to the terms and conditions of the Subscription Agreements and the other agreements with the PIPE Investors (the “PIPE Financing”). Concurrently with the execution of the Business Combination Agreement, the Sponsor, certain affiliates of the Sponsor and Gelesis entered into the Sponsor Letter Agreement, as amended on November 8, 2021 (the “Sponsor Letter Agreement”), pursuant to which (x) such affiliates of the Sponsor have agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the shares of Class B Common Stock (whether resulting from the transactions contemplated by the Subscription Agreements or otherwise), such that the shares of Class B Common Stock will convert into shares of the post-combination company at the closing of the business combination transaction on a one-to-one basis, (iii) be bound by certain other covenants and agreements related to the business combination and (iv) be bound by certain transfer restrictions with respect to his, her or its shares in the Company prior to the closing of the business combination, (y) the Sponsor will subject certain of the warrants to purchase Class A Common Stock currently held by it to certain vesting conditions and potential forfeiture as follows: the warrants subject to the vesting conditions and potential forfeiture (the number of which warrants will be prorated to reflect the proportionate amount of Company stockholder redemptions) will vest (and no longer be subject to forfeiture) at such time during the period from and after the closing of the business combination through and until the date that is five (5) years after the closing date (the “Sponsor Vesting Period”) (i) if the trading price of shares of the post-combination company is greater than or equal to $20.00 for any 20 trading days within any period of 30 consecutive trading days or (ii) there is a Capstar Sale (as defined in the Business Combination Agreement) in which the sale price for the acquisition of the post-combination company shares is greater than or equal to $20.00, in each case, during the Sponsor Vesting Period and (z) as of immediately prior to the Effective Time, the Sponsor will forfeit certain of its founders shares to the Company for cancellation without any consideration, in each case, on the terms and subject to the conditions set forth in the Sponsor Letter Agreement.